Loans, financing, debentures and derivative financial instruments - Summary of Loan Maturity (Detail) R$ in Thousands	12 Months Ended
Dec. 31, 2023 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Debentures	R$ 5,106,973
Debentures [member]
Disclosure of detailed information about borrowings [line items]
Charges	191,959 [1]
Apr/2024
Disclosure of detailed information about borrowings [line items]
Debentures	491,882
Oct/2024
Disclosure of detailed information about borrowings [line items]
Debentures	295,933
Nov/2024
Disclosure of detailed information about borrowings [line items]
Debentures	90,000
Dec/2025
Disclosure of detailed information about borrowings [line items]
Debentures	317,934
Jun/2027
Disclosure of detailed information about borrowings [line items]
Debentures	618,000
Jul/2027
Disclosure of detailed information about borrowings [line items]
Debentures	400,000
Mar/2028
Disclosure of detailed information about borrowings [line items]
Debentures	550,621
Sep/2028
Disclosure of detailed information about borrowings [line items]
Debentures	1,101,274
Jun/2030
Disclosure of detailed information about borrowings [line items]
Debentures	349,790
Jun/2031
Disclosure of detailed information about borrowings [line items]
Debentures	349,790
Jun/2032
Disclosure of detailed information about borrowings [line items]
Debentures	R$ 349,790

[1]	Includes interest, transaction cost and mark to market.